Share equity incentive plans - Narrative (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2021 shares	Dec. 31, 2025 USD ($) h shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2012 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)		0	0	0
Exercised options, intrinsic value | $		$ 13,673,000	$ 15,218,000	$ 3,037,000
Options, vested, grant date fair value | $		580,000	3,541,000
Unrecognized compensation cost | $		$ 0
Hours per week (more than) | h		20
Months per year (more than)		5 months
Voting rights limit		5.00%
Share capital limit, value | $		$ 25,000
Share-based payment arrangement, expense | $		$ 21,242,000	$ 17,615,000	$ 18,127,000
Outstanding share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		4 years
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		10 years
Unrecognized compensation, period of recognition		2 years 8 months 19 days
Compensation cost not yet recognized | $		$ 42,944,000
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares remaining available for grant (in shares)		3,831,104
Unrecognized compensation, period of recognition		4 months 24 days
ESPP, shares purchased (in shares)		368,544	275,122	293,208
Share-based payment arrangement, expense | $		$ 1,117,000	$ 661,000	$ 572,000
Compensation cost related to ESPP, not yet recognized | $		$ 594,000
Plan 2010 And Plan 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for issuance (in shares)					17,339,974
Shares remaining available for grant (in shares)		0
Plan 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for issuance (in shares)	1,300,000
Increase as % of total shares	5.00%
Shares remaining available for grant (in shares)		8,360,757
Plan ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for issuance (in shares)	2,000,000
Increase as % of total shares	1.00%
Increase in number of shares (in shares)	3,000,000